Shareholder Fees - FidelityFreedomFunds-K6ComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomFunds-K6ComboPRO | Fidelity Freedom 2030 Fund
Shareholder Fees:
(fees paid directly from your investment)	none